Accumulated Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	$ 5,506		$ 6,111
Other income net (note 9)	708		12
Operating, maintenance and general	1,419		1,464
Income tax expense (recovery)	341		61
Net income	984		710
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	1		77
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	2		3
Total before tax	2		3
Net income	2		3
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in unrecognized pension and post-retirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and post-retirement benefits	(16)		39
Regulatory assets		$ 0		$ 28
Total before tax	(2)		83
Income tax expense (recovery)	1		(9)
Net income	$ (1)		$ 74
Reclassification out of Accumulated Other Comprehensive Income [Member] | Actuarial losses (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income net (note 9)		15		17
Reclassification out of Accumulated Other Comprehensive Income [Member] | Past service costs (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income net (note 9)		$ (1)		$ (1)